SHARE-BASED COMPENSATION	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION
(a)	Share options

Since 2014, the Company has granted options to certain directors, executive officers and employees. The maximum aggregate number of ordinary shares that are authorized to be issued under the Company’s share award plans is 158,726,695 as of June 30, 2022. The share options have a contractual term of ten years.

Share options granted contain service conditions. With respect to the service conditions, there are 3 types of vesting schedule, which are: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter; (ii) 50% of the share options shall become vested on each anniversary of the vesting commencement date for 2 years thereafter; and (iii) immediately vested upon grant.

For share options with service conditions only, those awards are measured at the grant-date fair value and recognized as expenses over the requisite service period, which is the vesting period. For certain share options granted to employees, even though the service condition might have been satisfied, employees are required to provide continued service through the occurrence of an IPO or change of control (“Trigger Event”). Given the vesting of these share options is contingent upon the occurrence of Trigger Event, no share-based compensation expenses were recognized for these share options until the completion of the IPO in June 2021, when cumulative share-based compensation expenses for the awards that have satisfied the service conditions were recorded.

The following table sets forth the activities of share options for the six months ended June 30, 2021 and 2022, respectively:

		Weighted	Weighted		Weighted
		average	average	Aggregate	average
	Number of	exercise	remaining	intrinsic	grant-date
	options	price	contractual life	value	fair value
		US$	In Years	US$	US$
Outstanding as of January 1, 2021	107,133,353	1.16	6.84	226,639	0.64
Granted	32,701,729	4.14
Forfeited	(2,463,934)	1.85
Outstanding as of June 30, 2021	137,371,148	1.85	7.45	2,468,589	1.93
Outstanding as of January 1, 2022	82,475,968	2.71	8.05	1,214,916	2.82
Granted	8,424	—
Exercised	(6,812,174)	1.30
Forfeited	(1,113,600)	2.50
Outstanding as of June 30, 2022	74,558,618	2.84	7.68	767,897	2.90
Vested and expected to vest as of June 30, 2022	74,558,618	2.84	7.68	767,897	2.90
Exercisable as of June 30, 2022	30,629,972	2.12	6.93	337,665	1.79

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying ordinary share at each reporting date.

As of June 30, 2022, there were US$146,502 of unrecognized compensation expenses related to share options, which are expected to be recognized over a weighted-average period of 2.72 years and may be adjusted for future forfeitures.

15.	SHARE-BASED COMPENSATION (CONTINUED)
(a)	Share options (continued)

The Company uses binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions (or ranges thereof) are set as below:

a
For the six months ended
June 30, 2021
Fair value of ordinary shares on the date of option grant	6.78 – 18.09
Risk-free interest rate(1)	1.7% – 2.0%
Expected term (in years)	10
Expected dividend yield(2)	0%
Expected volatility(3)	58.8% – 59.8%
Expected early exercise multiple	2.2x – 2.8x
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of U.S. Treasury Strips with a maturity life equal to the expected life to expiration.
(2)	The Company has no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(b)	RSUs

After the completion of the Company’s IPO in June 2021, the Company started to grant RSUs to employees. One RSU represents a right relating to one Class A ordinary share of the Company. The RSUs were granted with service conditions. The fair value of the RSUs is estimated based on the market value of the underlying ordinary share of the Company at the grant date.

The following table summarizes activities of the Company’s RSUs for the six months ended June 30, 2022:

	Number of	Weighted average
	RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2022	3,521,118	19.05
Granted	8,118,214
Vested	(257,420)
Forfeited	(242,012)
Outstanding as of June 30, 2022	11,139,900	12.81

As of June 30, 2022, there were US$128,950 of unrecognized compensation expenses related to RSUs, which are expected to be recognized over a weighted-average period of 3.63 years and may be adjusted for future forfeitures.

15.	SHARE-BASED COMPENSATION (CONTINUED)
(c)	Share-based compensation expenses by function

The following table sets forth the amounts of share-based compensation expenses included in each of the relevant financial statement line items:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Cost of revenues	13,137	16,113
Sales and marketing expenses	26,922	63,817
Research and development expenses	58,633	115,117
General and administrative expenses*	1,610,559	87,999
Total	1,709,251	283,046
*

In June 2021, the Company granted 24,745,531 Class B ordinary shares to TECHWOLF LIMITED, and recorded share- based compensation expenses of RMB1,506.4 million in general and administrative expenses upon the grant (Note 13).

14.	SHARE-BASED COMPENSATION
(a)	Share options

Since 2014, the Company has granted options to certain directors, executive officers and employees. The maximum aggregate number of ordinary shares that are authorized to be issued under the Company’s share award plans is 158,726,695 as of September 30, 2022. The share options have a contractual term of ten years.

Share options granted contain service conditions. With respect to the service conditions, there are 3 types of vesting schedule, which are: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter; (ii) 50% of the share options shall become vested on each anniversary of the vesting commencement date for 2 years thereafter; and (iii) immediately vested upon grant.

For share options with service conditions only, those awards are measured at the grant-date fair value and recognized as expenses over the requisite service period, which is the vesting period. For certain share options granted to employees, even though the service condition might have been satisfied, employees are required to provide continued service through the occurrence of an IPO or change of control (“Trigger Event”). Given the vesting of these share options is contingent upon the occurrence of Trigger Event, no share-based compensation expenses were recognized for these share options until the completion of the IPO in June 2021, when cumulative share-based compensation expenses for the awards that have satisfied the service conditions were recorded.

The following table sets forth the activities of share options for the nine months ended September 30, 2021 and 2022, respectively:

		Weighted	Weighted		Weighted
		average	average	Aggregate	average
	Number of	exercise	remaining	intrinsic	grant-date
	options	price	contractual life	value	fair value
		US$	In Years	US$	US$
Outstanding as of January 1, 2021	107,133,353	1.16	6.84	226,639	0.64
Granted	32,710,153	4.08
Exercised	(47,697,284)	0.54
Forfeited	(2,924,868)	1.95
Outstanding as of September 30, 2021	89,221,354	2.53	8.21	1,379,942	2.77

Outstanding as of January 1, 2022	82,475,968	2.71	8.05	1,214,916	2.82
Granted	8,424	—
Exercised	(9,071,268)	1.45
Forfeited	(1,356,950)	2.91
Outstanding as of September 30, 2022	72,056,174	2.86	7.45	410,810	2.93

Vested and expected to vest as of September 30, 2022	72,056,174	2.86	7.45	410,810	2.93
Exercisable as of September 30, 2022	32,174,348	2.07	6.70	204,988	1.71

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying ordinary share at each reporting date.

As of September 30, 2022, there were US$130,916 of unrecognized compensation expenses related to share options, which are expected to be recognized over a weighted-average period of 2.48 years and may be adjusted for future forfeitures.

14.	SHARE-BASED COMPENSATION (CONTINUED)
(a)	Share options (continued)

The Company uses binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions (or ranges thereof) are set as below:

For the nine months ended
September 30, 2021
Fair value of ordinary shares on the date of option grant	6.78 - 18.09
Risk-free interest rate(1)	1.6% - 2.0%
Expected term (in years)	10
Expected dividend yield(2)	0
Expected volatility(3)	58.8% - 59.8%
Expected early exercise multiple	2.2x - 2.8x
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of U.S. Treasury Strips with a maturity life equal to the expected life to expiration.
(2)	The Company has no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(b)	RSUs

After the completion of the Company’s IPO in June 2021, the Company started to grant RSUs to employees. One RSU represents a right relating to one Class A ordinary share of the Company. The RSUs were granted with service conditions. The fair value of the RSUs is estimated based on the market value of the underlying ordinary share of the Company at the grant date.

The following table summarizes activities of the Company’s RSUs for the nine months ended September 30, 2022:

	Number of	Weighted average
	RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2021	—	—
Granted	202,274
Vested	—
Forfeited	—
Outstanding as of September 30, 2021	202,274	19.40

Outstanding as of January 1, 2022	3,521,118	19.05
Granted	11,994,570
Vested	(313,464)
Forfeited	(334,176)
Outstanding as of September 30, 2022	14,868,048	12.35

As of September 30, 2022, there were US$161,259 of unrecognized compensation expenses related to RSUs, which are expected to be recognized over a weighted-average period of 3.54 years and may be adjusted for future forfeitures.

14.	SHARE-BASED COMPENSATION (CONTINUED)
(c)	Share-based compensation expenses by function

The following table sets forth the amounts of share-based compensation expenses included in each of the relevant financial statement line items:

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Cost of revenues	24,568	25,204
Sales and marketing expenses	44,838	106,613
Research and development expenses	95,321	184,945
General and administrative expenses*	1,643,447	131,199
Total	1,808,174	447,961
*

In June 2021, the Company granted 24,745,531 Class B ordinary shares to TECHWOLF LIMITED and recorded share- based compensation expenses of RMB1,506.4 million in general and administrative expenses upon the grant (Note 12).